Related Party Transactions	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Related Party Transactions

In connection with a Consulting Services Agreement with Mr. Petrella, Jr., the Company has recorded a liability in the amount of $127,674 and $90,174, as of November 30, 2011 and May 31, 2011, which is included in accounts payable in the accompanying balance sheets.

During the three months ended November 30, 2011 and the three months ended November 30, 2010, the Company incurred $2,627, and $9,052, respectively, in commissions to Mr. Petrella, Jr.. These commissions are included in general and administrative expenses in the accompanying statement of operations. The commissions paid and accrued and common stock issued to Mr. Petrella, Jr., during the periods were considered reasonable compensation for his selling and administrative services during the period.

 During the three months ended November 30, 2011, JVW Entertainment. Inc. paid approximately $3,000 in Company expenses which were recorded as additional paid in capital.  During the twelve months ended May 31, 2011, JVW Entertainment, Inc. advanced approximately $214,383 to the Company in payment of Company expenses, $70,689 of which was recorded as payment for purchase of common stock, with $143,694 being recorded as additional paid in capital.

Accrued Executive Compensation at November 30, 2011 represents compensation owed to John V. Whitman, Jr., CEO, Kenneth L. Shartz, Vice President Retail Sales, and Joseph M. Petrella, III, Vice President Institutional Sales.